SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-168475

Investment Company Act File No. 811-21219

Eaton Vance Municipal Bond Fund II

Name of Registrant

Two International Place, Boston, MA 02110

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of Class of Securities to be Redeemed:
Institutional MuniFund Term Preferred Shares (“iMTP”) Series 2019
(2)	Date on Which the Securities are to be Redeemed:
The iMTP will be redeemed on October 16, 2018.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
Article VIII, Paragraph 2.5(c) of the Amended By-laws
(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem pro rata the number of outstanding iMTP set forth below:

Series	Number of Shares
2019	406

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of October, 2018.

Eaton Vance Municipal Bond Fund II

By: /s/ Maureen A. Gemma

Name: Maureen A. Gemma

Title: Secretary